Note 6 - Construction in Progress (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Construction in Progress, Gross	$ 5,374,056	$ 726,296
Construction in Progress Expenditures Incurred but Not yet Paid	6,160,000
Additional Funds Required to Complete Construction [Member]
Construction in Progress Expenditures Incurred but Not yet Paid	$ 780,000